Consolidated Statements of Operations and comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 7,455	$ 13,671	$ 10,311
Operating expenses:
Research and development	54,808	20,433	26,383
General and administrative	17,071	6,353	6,400
Total operating expenses	71,879	26,786	32,783
Loss from operations	(64,424)	(13,115)	(22,472)
Other income (expense), net:
Interest income	0	27	195
Other income (expense), net	40	(4,750)	(38)
Change in fair value of redeemable noncontrolling interests	(3,903)	0	0
Total other income (expense), net	(3,863)	(4,723)	157
Loss before benefit from income taxes	(68,287)	(17,838)	(22,315)
(Provision for) benefit from income taxes	(1)	(1)	2
Net loss	(68,288)	(17,839)	(22,313)
Less: net loss attributable to the redeemable noncontrolling interests	209	1,296	2,251
Net loss attributable to Ambrx Biopharma Inc. shareholders	$ (68,079)	$ (16,543)	$ (20,062)
Net loss per share attributable to Ambrx Biopharma Inc. ordinary shareholders—basic and diluted	$ (0.48)	$ (0.14)	$ (0.15)
Weighted-average ordinary shares used to compute net loss per share attributable to ordinary shareholders basic and diluted	143,175,224	115,677,467	136,103,550
Other comprehensive loss, net of tax:
Net loss	$ (68,288)	$ (17,839)	$ (22,313)
Foreign currency translation adjustment	(18)	177	(41)
Comprehensive loss	(68,306)	(17,662)	(22,354)
Less: comprehensive loss attributable to the redeemable noncontrolling interests	208	1,276	2,257
Comprehensive loss attributable to Ambrx Biopharma Inc.	$ (68,098)	$ (16,386)	$ (20,097)